Current And Future Changes In Accounting Policies (Schedule of Adjustments to Insurance-Related Balance Reported Under IFRS 4) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Insurance-related liabilities	$ 7,169	$ 5,846
IFRS 17 [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Net insurance related balances			$ 5,066
IFRS 17 [Member] | Previously stated [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Insurance-related liabilities			7,468
Other insurance liabilities			131
Other assets			(2,361)
Net insurance related balances			5,238
IFRS 17 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Net insurance related balances			5,066
IFRS 17 [Member] | Changes in actuarial assumptions including risk adjustment And Discount Factor [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Net insurance related balances			(192)
IFRS 17 [Member] | Recognition of losses on onerous contracts [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Net insurance related balances			113
IFRS 17 [Member] | Other adjustments [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Net insurance related balances			(93)
IFRS 17 [Member] | Insurance contract liabilities [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Net insurance related balances			5,761
IFRS 17 [Member] | Reinsurance contract assets [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Net insurance related balances			$ (695)